Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain on sale and leaseback of telecom towers - gross of expenses (Note 9)	₱ 25,234
Income from prescription of preferred shares redemption liability (Note 20)	7,839
Gains (losses) on derivative financial instruments – net (Note 28)	2,322	₱ 1,400	₱ (378)
Reversal of provisions	1,135	2,594	2,679
Gain on dilution of shares (Note 11)	660	826	394
Interest income	653	656	1,210
Gain on deconsolidation of PG1 (Note 11)	377
Gains on sale of property and equipment (Note 9)	148	884	3,369
Gain on change in fair value of Phunware, Inc., or Phunware (Note 12)		306
Gain on sale of Phunware		115
Gain (loss) on debt modification	(295)	1,372
Equity share in net earnings (losses) of associates and joint ventures	(3,304)	(1,101)	(2,328)
Foreign exchange gains (losses) – net (Note 28)	(4,685)	(3,890)	1,488
Financing costs – net	(11,766)	(10,414)	(10,086)
Others – net (Notes 11, 12 and 14)	692	645	491
Total other income (expenses) - net	₱ 19,010	₱ (6,607)	₱ (3,161)